Borrowings and debt - Schedule of Reconciliation of Movements of Borrowings and Debt Arising Financing Activities Explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Movements Of Borrowings And Debt [Roll Forward]
Balance as of January 1	$ 4,351,988	$ 4,416,511	$ 3,304,178
Net (decrease) increase in short-term borrowings and debt	(58,529)	(500,650)	579,065
Proceeds from long-term borrowings and debt	1,191,695	496,342	1,038,110
Payments of long-term borrowings and debt	(826,432)	(221,306)	(536,792)
Change in foreign currency rates	(303,485)	157,440	45,460
Fair value adjustment due to hedge accounting relationship	(3,369)	2,126	(9,334)
Other adjustments	448	1,525	(4,176)
Balance as of December 31	$ 4,352,316	$ 4,351,988	$ 4,416,511